Concentration of Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014 Bank
Concentration Of Credit Risk [Line Items]
Company's cash and due from banks and federal funds sold total	$ 16,483,000
FDIC limit of per depositor	250,000
Federal funds sold deposited in banks number	2
Standby Letters of Credit [Member]
Concentration Of Credit Risk [Line Items]
Maximum potential amount of future payments that the Company guarantee	$ 33,400,000
Standby Letters of Credit [Member] | Minimum [Member]
Concentration Of Credit Risk [Line Items]
Guarantee period of standby letters	1 year
Standby Letters of Credit [Member] | Maximum [Member]
Concentration Of Credit Risk [Line Items]
Guarantee period of standby letters	2 years